BUSINESS ACQUISITIONS	12 Months Ended
Aug. 31, 2022
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

5. BUSINESS ACQUISITIONS

In March 2022, the Company closed the acquisition of 100% of the equity interests of Helix House, LLC, a marketing agency based in Scottsdale, Arizona, for an initial closing purchase price of $2,250,000. The closing purchase price included $1,200,000 in cash and 18,004,115 shares of restricted common stock valued at $1,050,000 at the acquisition date. There is additional earn-out potential based on future revenue growth of Helix House, LLC. The earn-out potential is up to a total of $600,000 in cash and $1,900,000 in stock, which is valued at the average of the closing prices of the Company’s Common Stock for the 20 trading days following the achievement of the revenue milestones.  Based on year-to-date activity with the Helix House acquisition, Management has estimated the potential earnout liability to be at 50%.

Consideration:
Cash	$1,200,000
Contingent earnout liability	1,250,000
Common stock	1,050,000
Total consideration	$3,500,000

Assets acquired:
Cash	$60,085
Accounts receivable	10,000
Other assets	18,805
Goodwill	3,444,110
Total assets acquired	$3,533,000
Deferred revenue	33,000
Total liabilities	33,000
Total purchase consideration	$3,500,000

The initial goodwill calculated for the Helix House acquisition was $3,444,110.  The Company recorded a loss on goodwill impairment in the amount of $1,122,442 for the year ended August 31, 2022.  Certain amounts noted above are preliminary and subject to change during the respective measurement period (up to one year from the acquisition date) as the Company will obtain additional information for the preliminary fair value estimates of the assets acquired and liabilities assumed.

On June 8, 2022, the Company closed the acquisition of FluidFi, Inc. , dba Alchemy Technologies (“FluidFi”).   Business Warrior obtained 100% of FluidFi’s equity interest for $800,000 in cash and $1,823,671 in preferred stock with a 7%, three-year cash dividend.

Consideration:
Cash	$800,000
Preferred stock	1,823,671
Total consideration	$2,623,671

Assets acquired:
Cash	$611,318
Accounts receivable	429,099
Other assets	77,003
Goodwill	2,901,381
Total assets acquired	$4,018,801
Accounts payable	195,130
Acquired partner debt	1,200,000
Total liabilities	$1,395,130
Total purchase consideration	$2,623,671

The initial goodwill calculated for the FluidFi acquisition was $2,901,381. Based on changes in management’s focus on this business, the Company determined a triggering event occurred and an impairment analysis was performed. As a result, the Company recorded a full impairment loss of $2,901,381 as of August 31, 2022. Certain amounts noted above are preliminary and subject to change during the respective measurement period (up to one year from the acquisition date) as the Company obtain additional information for the preliminary fair value estimates of the assets acquired and liabilities assumed.

The following unaudited pro forma financial results reflects the historical operating results of the Company, including the unaudited pro forma results of Helix House and FluidFi for the years ended August 31, 2022 and 2021, respectively, as if each of these business combinations had occurred as of September 1, 2021. The pro forma financial information set forth below reflects adjustments to the historical data of the Company to give effect to each of these acquisitions and the related equity issuances as if each had occurred on September 1, 2020. The pro forma information presented below does not purport to represent what the actual results of operations would have been for the periods indicated, nor does it purport to represent the Company’s future results of operations. The following table summarizes on an unaudited pro forma basis the Company’s results of operations for the years ended August 31, 2022 and 2021:

	2022	2021
Gross sales	$6,505,447	$8,216,697
Net sales	4,849,317	$6,990,328
Net operating loss	(3,586,722)	229,768
Net loss	$(7,610,545)	(2,009,173)

Net income per share - basic and diluted	$(0.018)	$(0.005)

Weighted average number of shares of common stock
outstanding - basic and diluted	434,700,005	371,162,617

The calculations of pro forma net revenue and pro forma net loss give effect to the business combinations for the period from September 1, 2020 until the respective closing dates for (i) the historical net revenue and net income (loss), as applicable, of the acquired businesses, (ii) incremental depreciation and amortization for each business combination based on the fair value of property, equipment and identifiable intangible assets acquired and the related estimated useful lives, and (iii) recognition of accretion of discounts on obligations with extended payment terms that were assumed in the business combinations.